Janus Investment Fund

Janus Henderson Adaptive Global Allocation Fund	Janus Henderson International Managed Volatility Fund

Janus Henderson All Asset Fund	Janus Henderson Large Cap Value Fund

Janus Henderson Dividend & Income Builder Fund	Janus Henderson Mid Cap Value Fund

Janus Henderson Emerging Markets Managed Volatility Fund	Janus Henderson Multi-Sector Income Fund

Janus Henderson Flexible Bond Fund	Janus Henderson Select Value Fund

Janus Henderson Global Allocation Fund – Conservative	Janus Henderson Short-Term Bond Fund

Janus Henderson Global Allocation Fund – Growth	Janus Henderson Small Cap Value Fund

Janus Henderson Global Allocation Fund – Moderate	Janus Henderson Strategic Income Fund

Janus Henderson Global Bond Fund	Janus Henderson U.S. Managed Volatility Fund

Janus Henderson Global Income Managed Volatility Fund	Janus Henderson Value Plus Income Fund

Janus Henderson High-Yield Fund

(the “Funds”)

Class A Shares	Class D Shares	Class N Shares	Class S Shares

Class C Shares	Class I Shares	Class R Shares	Class T Shares

Supplement dated March 18, 2019

to Currently Effective Statements of Additional Information

The Board of Trustees (the “Trustees”) of the Funds appointed BNP Paribas, acting through its New York branch, to serve as the Custodian of the Funds, replacing State Street Bank and Trust Company (“State Street”), effective concurrently with the termination of the custody agreement with State Street. The custody agreement between the Funds and State Street terminated March 15, 2019.

In response to the above change, effective immediately, the statements of additional information (the “SAIs”) for the Funds are amended as follows:

1.	In the Custodian, Transfer Agent, and Certain Affiliations section of the Funds’ SAIs, the following paragraph replaces the first paragraph in its entirety:

BNP Paribas, acting through its New York branch (“BNP(NY)”), 787 Seventh Avenue, New York, New York 10019 is the custodian of the domestic securities and cash of the Funds. BNP(NY) is the designated Foreign Custody Manager (as the term is defined in Rule 17f-5 under the 1940 Act) of the Funds’ securities and cash held outside the United States. The Funds’ Trustees have delegated to BNP(NY) certain responsibilities for such assets, as permitted by Rule 17f-5. BNP(NY) and the foreign subcustodians selected by it hold the Funds’ assets in safekeeping and collect and remit the income thereon, subject to the instructions of each Fund.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Absolute Return Income Opportunities Fund

(formerly, Janus Henderson Global Unconstrained Bond Fund)

Janus Henderson Diversified Alternatives Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 18, 2019

to Currently Effective Statements of Additional Information

The Board of Trustees (the “Trustees”) of the Funds appointed BNP Paribas, acting through its New York branch, to serve as the Custodian of the Funds, replacing State Street Bank and Trust Company (“State Street”), effective concurrently with the termination of the custody agreement with State Street. The custody agreement between the Funds and State Street terminated March 15, 2019.

In response to the above change, effective immediately, the statement of additional information (the “SAI”) for each Fund is amended as follows:

1.

In the Custodian, Transfer Agent, and Certain Affiliations section of Janus Henderson Absolute Return Income Opportunities Fund’s SAI, the following paragraph replaces the first paragraph in its entirety:

BNP Paribas, acting through its New York branch (“BNP(NY)”), 787 Seventh Avenue, New York, New York 10019 is the custodian of the domestic securities and cash of the Fund. BNP(NY) is the designated Foreign Custody Manager (as the term is defined in Rule 17f-5 under the 1940 Act) of the Fund’s securities and cash held outside the United States. The Fund’s Trustees have delegated to BNP(NY) certain responsibilities for such assets, as permitted by Rule 17f-5. BNP(NY) and the foreign subcustodians selected by it hold the Fund’s assets in safekeeping and collect and remit the income thereon, subject to the instructions of the Fund.

2.	In the Custodian, Transfer Agent, and Certain Affiliations section of Janus Henderson Diversified Alternatives Fund’s SAI, the following paragraph replaces the first paragraph in its entirety:

BNP Paribas, acting through its New York branch (“BNP(NY)”), 787 Seventh Avenue, New York, New York 10019 is the custodian of the domestic securities and cash of the Fund and the Subsidiary. BNP(NY) is the designated Foreign Custody Manager (as the term is defined in Rule 17f-5 under the 1940 Act) of the Fund’s securities and cash held outside the United States. The Fund’s Trustees have delegated to BNP(NY) certain responsibilities for such assets, as permitted by Rule 17f-5. BNP(NY) and the foreign subcustodians selected by it hold the Fund’s assets in safekeeping and collect and remit the income thereon, subject to the instructions of the Fund.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Government Money Market Fund

Janus Henderson Money Market Fund

(the “Funds”)

Supplement dated March 18, 2019

to Currently Effective Statement of Additional Information

The Board of Trustees (the “Trustees”) of the Funds appointed BNP Paribas, acting through its New York branch, to serve as the Custodian of the Funds, replacing State Street Bank and Trust Company (“State Street”), effective concurrently with the termination of the custody agreement with State Street. The custody agreement between the Funds and State Street terminated March 15, 2019.

In response to the above change, effective immediately, the statement of additional information (the “SAI”) for the Funds is amended as follows:

1.	In the Custodian, Transfer Agent, and Certain Affiliations section of the Funds’ SAI, the following paragraph replaces the first paragraph in its entirety:

BNP Paribas, acting through its New York branch, 787 Seventh Avenue, New York, New York 10019 is the Funds’ custodian. The custodian holds the Funds’ assets in safekeeping and collects and remits the income thereon, subject to the instructions of each Fund.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Mid Cap Value Fund

Janus Henderson Small Cap Value Fund

(the “Funds”)

Class L Shares

Supplement dated March 18, 2019

to Currently Effective Statement of Additional Information

The Board of Trustees (the “Trustees”) of the Funds appointed BNP Paribas, acting through its New York branch, to serve as the Custodian of the Funds, replacing State Street Bank and Trust Company (“State Street”), effective concurrently with the termination of the custody agreement with State Street. The custody agreement between the Funds and State Street terminated March 15, 2019.

In response to the above change, effective immediately, the statement of additional information (the “SAI”) for the Funds is amended as follows:

1.	In the Custodian, Transfer Agent, and Certain Affiliations section of the Funds’ SAI, the following paragraph replaces the first paragraph in its entirety:

BNP Paribas, acting through its New York branch (“BNP(NY)”), 787 Seventh Avenue, New York, New York 10019 is the custodian of the domestic securities and cash of the Funds. BNP(NY) is the designated Foreign Custody Manager (as the term is defined in Rule 17f-5 under the 1940 Act) of the Funds’ securities and cash held outside the United States. The Funds’ Trustees have delegated to BNP(NY) certain responsibilities for such assets, as permitted by Rule 17f-5. BNP(NY) and the foreign subcustodians selected by it hold the Funds’ assets in safekeeping and collect and remit the income thereon, subject to the instructions of each Fund.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Asia Equity Fund	Janus Henderson Global Technology Fund

Janus Henderson Balanced Fund	Janus Henderson Global Value Fund

Janus Henderson Contrarian Fund	Janus Henderson Growth and Income Fund

Janus Henderson Emerging Markets Fund	Janus Henderson International Opportunities Fund

Janus Henderson Enterprise Fund	Janus Henderson International Small Cap Fund

Janus Henderson European Focus Fund	Janus Henderson International Value Fund

Janus Henderson Forty Fund	Janus Henderson Overseas Fund

Janus Henderson Global Equity Income Fund	Janus Henderson Research Fund

Janus Henderson Global Life Sciences Fund	Janus Henderson Triton Fund

Janus Henderson Global Real Estate Fund	Janus Henderson U.S. Growth Opportunities Fund

Janus Henderson Global Research Fund	Janus Henderson Venture Fund

Janus Henderson Global Select Fund

(the “Funds”)

Supplement dated March 18, 2019

to Currently Effective Statement of Additional Information

The Board of Trustees (the “Trustees”) of the Funds appointed BNP Paribas, acting through its New York branch, to serve as the Custodian of the Funds, replacing State Street Bank and Trust Company (“State Street”), effective concurrently with the termination of the custody agreement with State Street. The custody agreement between the Funds and State Street terminated March 15, 2019.

In response to the above change, effective immediately, the statement of additional information (the “SAI”) for the Funds is amended as follows:

1.	In the Custodian, Transfer Agent, and Certain Affiliations section of the Funds’ SAI, the following paragraph replaces the first paragraph in its entirety:

BNP Paribas, acting through its New York branch (“BNP(NY)”), 787 Seventh Avenue, New York, New York 10019 is the custodian of the domestic securities and cash of the Funds. BNP(NY) is the designated Foreign Custody Manager (as the term is defined in Rule 17f-5 under the 1940 Act) of the Funds’ securities and cash held outside the United States. The Funds’ Trustees have delegated to BNP(NY) certain responsibilities for such assets, as permitted by Rule 17f-5. BNP(NY) and the foreign subcustodians selected by it hold the Funds’ assets in safekeeping and collect and remit the income thereon, subject to the instructions of each Fund.

Please retain this Supplement with your records.